Offerings - Offering: 1	Mar. 06, 2026 USD ($) shares $ / shares
Offering:
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value per share
Amount Registered | shares	28,672,957
Proposed Maximum Offering Price per Unit | $ / shares	3.55
Maximum Aggregate Offering Price	$ 101,788,997.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,057.06
Offering Note

(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of an additional 28,672,957 shares of common stock issuable under the AtaiBeckley Inc. 2021 Incentive Award Plan (the “2021 Plan”) pursuant to the terms of the 2021 Plan.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of AtaiBeckley Inc.’s (the “Registrant”) common stock as reported on The Nasdaq Stock Exchange on March 5, 2026.